GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                           FutureFunds Series Account
                          Semi-Annual Report Form N-30D
                               File No. 811-03972

The information required to be contained in this report for the period ending February 28, 2003 includes the following previously filed annual reports for the underlying funds of the above-referenced Registrant, which are incorporated herein by reference:

MFS Series Trust I
MFS Strategic Growth Fund
File No. 811-04777
Form N-30D
Filed via EDGAR and accepted on April 21, 2003
Accession No. 0000950156-03-000141


Oppenheimer Capital Appreciation Fund (Class A shares)
File No. 811-03105
Form N-30D
Filed via EDGAR and accepted on April 23, 2003
Accession No. 0000935069-03-000512